Fixed assets (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 10	$ 100